Note 8 - Note Payable (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Text Block]
Note 8 – Note Payable

A note payable in the amount of $500,000 was paid in full on December17, 2010.

Interest expense recognized on the above promissory note totaled $6,712 at December 31, 2010, of which $3,356 was forgiven, and $3,356 was paid with the settlement on December 17, 2010.

Interest expense totaled $13,566 for the period from April 9, 2010 (inception) to December 31, 2010, of which $6,712 was incurred from the note payable and $6,854 was incurred on the line of credit from UBS.

The line of credit from UBS was paid in full and closed with the proceeds of the sale of our auction rate securities on July 1, 2010.